Advance to Suppliers (Details)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Advance to Suppliers
Advance to granaries	$ 85,595,831	¥ 559,300,277	¥ 245,394,904
Others	443,192	2,895,908	582,571
Total Advance to suppliers	$ 86,039,023	¥ 562,196,185	¥ 245,977,475